Condensed consolidated income statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Condensed consolidated income statement
Interest receivable	£ 4,782	£ 5,190
Interest payable	(866)	(1,338)
Net interest income	3,916	3,852
Fees and commissions receivable	1,312	1,430
Fees and commissions payable	(285)	(392)
Income from trading activities	231	802
Other operating income	145	146
Total non-interest income	1,403	1,986
Total income	5,319	5,838
Staff costs	(1,902)	(1,955)
Premises and equipment	(502)	(651)
Other administrative expenses	(703)	(696)
Depreciation and amortisation	(414)	(448)
Operating expenses	(3,521)	(3,750)
Profit before impairment releases/(losses)	1,798	2,088
Impairment releases/(losses)	707	(2,858)
Operating profit/(loss) before tax	2,505	(770)
Tax (charge)/credit	(435)	208
Profit/(loss) for the period	2,070	(562)
Attributable to:
Ordinary shareholders	1,842	(705)
Preference shareholders	9	16
Paid-in equity holders	178	192
Non-controlling interests	41	(65)
Profit/(loss) for the period	£ 2,070	£ (562)
Per ordinary share
Earnings per ordinary share	£ 0.156	£ (0.058)
Earnings per ordinary share - fully diluted	£ 0.155	£ (0.058)